USAA         9800 Fredericksburg Road
EAGLE        San Antonio, Texas 78288
LOGO (r)

October 5, 2010
VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

RE:USAA Mutual Funds Trust
           1933 Act File No. 33-65572
           1940 Act File No. 811-7852

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, the registrant identified above certifies that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (b) or (c) of Rule 497 would not have differed from that contained in Post-Effective Amendment No. 58 to the registrant’s Registration Statement filed on September 27, 2010, and the text of the Post-Effective Amendment No. 58 to the registrant’s Registration Statement has been filed electronically.

Sincerely,

                                                                                                     /S/ Christopher P. Laia
Christopher P. Laia
Vice President
Financial Advice and Solutions Group Counsel

Enclosures

cc:  K&L Gates LLP

USAA Investment Management Company